UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Schooner Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.94%
Accommodation - 0.15%
Wyndham Worldwide Corp.	5,000	$457,400

Administrative and Support Services - 0.20%
Baker Hughes, Inc.	10,000	625,100

Air Transportation - 0.35%
Delta Air Lines, Inc.	15,000	667,800
Southwest Airlines Co.	10,000	432,400
		1,100,200
Ambulatory Health Care Services - 0.31%
DaVita HealthCare Partners, Inc. (a)	10,000	746,000
Quest Diagnostics, Inc.	3,000	210,420
		956,420
Apparel Manufacturing - 0.30%
PVH Corp.	3,000	319,590
VF Corp.	8,000	613,280
		932,870
Beverage and Tobacco Product Manufacturing - 3.11%
Altria Group, Inc.	32,500	1,829,425
Brown-Forman Corp. - Class B	2,000	183,380
Coca-Cola Company	70,000	3,031,000
Coca-Cola Enterprises, Inc.	5,000	231,000
Molson Coors Brewing Co.	3,500	265,615
PepsiCo, Inc.	25,000	2,474,500
Philip Morris International, Inc.	20,000	1,659,200
		9,674,120
Broadcasting (except Internet) - 2.78%
CBS Corp.	7,000	413,700
Comcast Corp. - Class A	45,000	2,672,100
DIRECTV (a)	10,000	886,000
Discovery Communications, Inc. (a)	20,000	646,000
Scripps Networks Interactive, Inc. - Class A	3,000	216,900
Viacom, Inc. - Class B	10,000	699,400
Walt Disney Co.	30,000	3,122,400
		8,656,500
Building Material and Garden Equipment and Supplies Dealers - 1.16%
Home Depot, Inc.	25,000	2,868,750
Lowe's Companies, Inc.	10,000	740,900
		3,609,650

Chemical Manufacturing - 10.06%
Abbott Laboratories	35,000	1,657,950
AbbVie, Inc.	30,000	1,815,000
Actavis PLC (a)(b)	2,000	582,720
Air Products & Chemicals, Inc.	3,000	468,420
Alexion Pharmaceuticals, Inc. (a)	2,500	450,925
Celgene Corp. (a)	17,500	2,126,775
Colgate-Palmolive Co.	18,000	1,274,760
Dow Chemical Co.	25,000	1,231,000
Eastman Chemical Co.	3,500	260,610
Ecolab, Inc.	7,500	866,550
EI du Pont de Nemours & Co.	15,000	1,167,750
Eli Lilly & Co.	25,000	1,754,250
Gilead Sciences, Inc.	25,000	2,588,250
Johnson & Johnson	45,000	4,612,950
LyondellBasell Industries NV - Class A (b)	7,000	601,370
Mead Johnson Nutrition Co.	4,000	419,040
Merck & Co., Inc.	55,000	3,219,700
Monsanto Co.	5,000	602,150
Mosaic Co.	10,000	532,600
Perrigo Co. PLC (b)	2,000	308,940
Pfizer, Inc.	110,000	3,775,200
PPG Industries, Inc.	1,500	353,070
Praxair, Inc.	5,000	639,500
		31,309,480
Clothing and Clothing Accessories Stores - 0.61%
Gap, Inc.	15,000	624,000
Nordstrom, Inc.	3,000	241,290
TJX Companies, Inc.	15,000	1,029,600
		1,894,890
Computer and Electronic Product Manufacturing - 10.71%
Agilent Technologies, Inc.	10,000	422,100
Analog Devices, Inc.	5,000	292,700
Apple, Inc.	91,000	11,689,860
Applied Materials, Inc.	15,000	375,750
Avago Technologies Ltd. (b)	5,000	638,100
Broadcom Corp. - Class A	12,500	565,375
Cisco Systems, Inc.	95,000	2,803,450
Danaher Corp.	12,500	1,091,000
EMC Corp.	40,000	1,157,600
Hewlett-Packard Co.	40,000	1,393,600
Intel Corp.	85,000	2,826,250
L-3 Communications Holdings, Inc.	2,000	258,860
Micron Technology, Inc. (a)	30,000	920,100
NetApp, Inc.	7,500	289,875
Northrop Grumman Corp.	5,000	828,550
NVIDIA Corp.	15,000	330,900
QUALCOMM, Inc.	22,500	1,631,475
Raytheon Co.	6,000	652,620
Rockwell Automation, Inc.	1,500	175,560
SanDisk Corp.	5,000	399,650
Seagate Technology PLC (b)	10,000	611,200
St. Jude Medical, Inc.	10,000	666,800
Texas Instruments, Inc.	20,000	1,176,000
Thermo Fisher Scientific, Inc.	7,000	910,000
Tyco International PLC (b)	5,000	211,100
Western Digital Corp.	7,500	802,350
Xilinx, Inc.	5,000	211,850
		33,332,675

Couriers and Messengers - 0.86%
FedEx Corp.	5,000	884,900
United Parcel Service, Inc. - Class B	17,500	1,780,275
		2,665,175
Credit Intermediation and Related Activities - 8.40%
American Express Co.	17,500	1,427,825
Ameriprise Financial, Inc.	4,000	534,520
Bank of America Corp.	195,000	3,082,950
Bank of New York Mellon Corp.	25,000	978,500
BB&T Corp.	10,000	380,500
Capital One Financial Corp.	10,000	787,100
Citigroup, Inc.	55,000	2,883,100
Discover Financial Services	10,000	609,800
Fifth Third Bancorp	25,000	484,000
JPMorgan Chase & Co.	60,000	3,676,800
KeyCorp	25,000	348,250
M&T Bank Corp.	3,000	363,000
Northern Trust Corp.	4,800	335,184
PNC Financial Services Group, Inc.	10,000	919,600
Regions Financial Corp.	50,000	480,500
State Street Corp.	10,000	744,500
SunTrust Banks, Inc.	15,000	615,000
Visa, Inc. - Class A	10,500	2,848,755
Wells Fargo & Co.	85,000	4,657,150
		26,157,034
Data Processing, Hosting and Related Services - 0.31%
Automatic Data Processing, Inc.	8,500	755,140
Citrix Systems, Inc. (a)	3,500	222,863
		978,003
Electrical Equipment, Appliance, and Component Manufacturing - 2.16%
AMETEK, Inc.	5,000	265,700
Corning, Inc.	35,000	854,000
Dover Corp.	2,500	180,125
Emerson Electric Co.	10,000	579,200
General Electric Co.	170,000	4,418,300
Whirlpool Corp.	2,000	423,900
		6,721,225
Electronics and Appliance Stores - 0.24%
Best Buy Co., Inc.	20,000	762,000

Fabricated Metal Product Manufacturing - 0.40%
Parker-Hannifin Corp.	5,000	613,450
Pentair PLC (b)	3,500	232,645
Stanley Black & Decker, Inc.	4,000	393,360
		1,239,455
Food and Beverage Stores - 0.17%
Kroger Co.	7,500	533,625

Food Manufacturing - 1.34%
Archer-Daniels-Midland Co.	15,000	718,200
Campbell Soup Co.	7,000	326,130
ConAgra Foods, Inc.	10,000	349,800
General Mills, Inc.	10,000	537,900
Hormel Foods Corp.	5,500	321,805
Kellogg Co.	7,000	451,360
Mondelez International, Inc. - Class A	30,000	1,108,050
Tyson Foods, Inc. - Class A	9,000	371,790
		4,185,035

Food Services and Drinking Places - 0.87%
Chipotle Mexican Grill, Inc. (a)	500	332,485
McDonald's Corp.	20,000	1,978,000
Yum! Brands, Inc.	5,000	405,550
		2,716,035
Furniture and Home Furnishings Stores - 0.06%
Bed Bath & Beyond, Inc. (a)	2,500	186,650

Furniture and Related Product Manufacturing - 0.33%
Johnson Controls, Inc.	20,000	1,016,200

General Merchandise Stores - 2.29%
Costco Wholesale Corp.	7,500	1,102,200
Dollar General Corp. (a)	5,000	363,100
Kohl's Corp.	5,000	369,000
Macy's, Inc.	5,000	318,600
Target Corp.	10,000	768,300
Wal-Mart Stores, Inc.	50,000	4,196,500
		7,117,700
Health and Personal Care Stores - 1.74%
CVS Health Corp.	17,500	1,817,725
Express Scripts Holdings Co. (a)	12,000	1,017,480
McKesson Corp.	5,000	1,143,500
Walgreens Boots Alliance, Inc.	17,500	1,453,900
		5,432,605
Hospitals - 0.17%
HCA Holdings, Inc. (a)	7,500	536,550

Insurance Carriers and Related Activities - 6.45%
ACE Ltd. (b)	6,000	684,060
Aetna, Inc.	10,000	995,500
Allstate Corp.	10,000	706,000
American International Group, Inc.	25,000	1,383,250
Anthem, Inc.	5,000	732,250
Berkshire Hathaway, Inc. - Class B (a)	39,000	5,748,990
Chubb Corp.	4,500	452,025
Cigna Corp.	5,000	608,150
Hartford Financial Services Group, Inc.	15,000	614,400
Humana, Inc.	2,000	328,760
Lincoln National Corp.	10,000	576,400
Loews Corp.	15,000	615,150
Marsh & McLennan Cos., Inc.	10,000	568,900
MetLife, Inc.	20,000	1,016,600
Principal Financial Group, Inc.	12,500	639,625
Progressive Corp.	10,000	266,500
Prudential Financial, Inc.	10,000	808,500
Travelers Companies, Inc.	10,000	1,074,400
UnitedHealth Group, Inc.	20,000	2,272,600
		20,092,060
Leather and Allied Product Manufacturing - 0.47%
NIKE, Inc. - Class B	15,000	1,456,800

Machinery Manufacturing - 1.92%
Cameron International Corp. (a)	5,000	235,400
Caterpillar, Inc.	15,000	1,243,500
Cummins, Inc.	3,800	540,474
Deere & Co.	5,000	453,000
FMC Technologies, Inc. (a)	5,000	199,650
Ingersoll-Rand PLC (b)	5,000	335,950
Lam Research Corp.	4,000	329,840
National Oilwell Varco, Inc.	15,000	815,250
United Technologies Corp.	15,000	1,828,650
		5,981,714
Management of Companies and Enterprises - 0.13%
AES Corp.	30,000	389,100

Merchant Wholesalers, Durable Goods - 0.48%
Delphi Automotive PLC (b)	7,500	591,300
TE Connectivity Ltd. (b)	7,000	504,910
Xerox Corp.	30,000	409,500
		1,505,710
Merchant Wholesalers, Nondurable Goods - 1.69%
Cardinal Health, Inc.	10,000	879,900
Procter & Gamble Co.	42,500	3,618,025
Ralph Lauren Corp.	2,500	343,525
Sysco Corp.	11,000	428,890
		5,270,340
Mining (except Oil and Gas) - 0.32%
Freeport-McMoRan, Inc.	15,000	324,450
Newmont Mining Corp.	25,000	658,250
		982,700
Miscellaneous Manufacturing - 1.64%
3M Co.	12,000	2,023,800
Baxter International, Inc.	10,000	691,500
Becton Dickinson & Co.	3,500	513,520
Boston Scientific Corp. (a)	30,000	507,000
Estee Lauder Companies, Inc.	5,000	413,350
Stryker Corp.	10,000	947,500
		5,096,670
Miscellaneous Store Retailers - 0.05%
Staples, Inc.	10,000	167,650

Motion Picture and Sound Recording Industries - 0.66%
Netflix, Inc. (a)	900	427,419
Time Warner, Inc.	20,000	1,637,200
		2,064,619
Nonstore Retailers - 1.35%
Amazon.com, Inc. (a)	8,000	3,041,280
eBay, Inc. (a)	20,000	1,158,200
		4,199,480
Oil and Gas Extraction - 1.89%
Anadarko Petroleum Corp.	12,500	1,052,875
Apache Corp.	5,000	329,200
Chesapeake Energy Corp.	10,000	166,800
Devon Energy Corp.	10,000	615,900
EOG Resources, Inc.	10,000	897,200
Hess Corp.	7,500	563,100
Noble Energy, Inc.	15,000	708,450
Occidental Petroleum Corp.	15,000	1,168,200
Phillips 66	5,000	392,300
		5,894,025

Other Information Services - 2.82%
Facebook, Inc. - Class A (a)	40,000	3,158,800
Google, Inc. - Class A (a)	10,000	5,626,300
		8,785,100
Paper Manufacturing - 0.44%
International Paper Co.	10,000	564,100
Kimberly-Clark Corp.	7,500	822,450
		1,386,550
Petroleum and Coal Products Manufacturing - 3.75%
Chevron Corp.	30,000	3,200,400
Exxon Mobil Corp.	67,500	5,976,450
Marathon Oil Corp.	20,000	557,200
Marathon Petroleum Corp.	5,000	525,000
Murphy Oil Corp.	5,000	254,450
Tesoro Corp.	2,500	229,600
Valero Energy Corp.	15,000	925,350
		11,668,450
Plastics and Rubber Products Manufacturing - 0.22%
Illinois Tool Works, Inc.	5,000	494,300
Newell Rubbermaid, Inc.	5,000	196,450
		690,750
Primary Metal Manufacturing - 0.28%
Alcoa, Inc.	35,000	517,650
Nucor Corp.	7,500	352,725
		870,375
Professional, Scientific, and Technical Services - 3.99%
Accenture PLC - Class A (b)	10,000	900,300
Amgen, Inc.	14,000	2,208,080
Biogen Idec, Inc. (a)	5,000	2,047,950
Cognizant Technology Solutions Corp. - Class A (a)	15,000	937,275
International Business Machines Corp.	16,000	2,591,040
MasterCard, Inc. - Class A	20,000	1,802,600
Nielsen NV (b)	7,500	339,075
Omnicom Group, Inc.	10,000	795,400
Yahoo!, Inc. (a)	18,000	797,040
		12,418,760
Publishing Industries (except Internet) - 4.26%
Adobe Sytems, Inc. (a)	10,000	791,000
CA, Inc.	10,000	325,200
Electronic Arts, Inc. (a)	5,000	285,900
Intuit, Inc.	5,000	488,150
McGraw Hill Financial, Inc.	3,000	309,300
Microsoft Corp.	130,000	5,700,500
Oracle Corp.	75,000	3,286,500
Symantec Corp.	20,000	503,200
Twenty-First Century Fox, Inc.	45,000	1,575,000
		13,264,750
Rail Transportation - 1.11%
CSX Corp.	25,000	857,750
Norfolk Southern Corp.	5,000	545,800
Union Pacific Corp.	17,000	2,044,420
		3,447,970
Rental and Leasing Services - 0.09%
United Rentals, Inc. (a)	3,000	279,180

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.41%
BlackRock, Inc.	3,000	1,114,260
Charles Schwab Corp.	20,000	586,800
Franklin Resources, Inc.	13,000	699,790
Goldman Sachs Group, Inc.	8,000	1,518,320
Invesco Ltd. (b)	5,000	201,350
Medtronic PLC (b)	25,000	1,939,750
Morgan Stanley	40,000	1,431,600
		7,491,870
Support Activities for Mining - 1.48%
ConocoPhillips	25,000	1,630,000
Halliburton Co.	20,000	858,800
Schlumberger Ltd. (b)	25,000	2,104,000
		4,592,800
Support Activities for Transportation - 0.14%
C.H. Robinson Worldwide, Inc.	3,000	222,900
Expedia, Inc.	2,500	229,375
		452,275
Telecommunications - 2.13%
AT&T, Inc.	70,000	2,419,200
CenturyLink, Inc.	20,000	757,200
Verizon Communications, Inc.	70,000	3,461,500
		6,637,900
Transportation Equipment Manufacturing - 3.24%
Boeing Co.	7,500	1,131,375
BorgWarner, Inc.	2,500	153,650
Eaton Corp. PLC (b)	10,000	710,100
Ford Motor Co.	80,000	1,307,200
General Dynamics Corp.	6,500	902,070
General Motors Co.	35,000	1,305,850
Harley-Davidson, Inc.	7,000	444,990
Honeywell International, Inc.	15,000	1,541,700
Lockheed Martin Corp.	7,500	1,500,375
PACCAR, Inc.	10,000	640,500
Textron, Inc.	10,000	443,100
		10,080,910
Utilities - 2.92%
Ameren Corp.	5,000	212,050
American Electric Power Co., Inc.	15,000	863,700
CenterPoint Energy, Inc.	20,000	415,800
DTE Energy Co.	4,000	328,120
Duke Energy Corp.	15,000	1,178,250
Edison International	7,500	481,875
Entergy Corp.	7,500	596,325
EQT Corp.	3,000	239,430
Eversource Energy	5,000	258,750
Exelon Corp.	5,000	169,600
NextEra Energy, Inc.	7,500	775,950
NRG Energy, Inc.	25,000	599,500
PG&E Corp.	9,500	510,435
PPL Corp.	20,000	682,000
Public Service Enterprise Group, Inc.	10,000	420,600
Sempra Energy	5,000	541,000
Southern Co.	10,000	457,900
Xcel Energy, Inc.	10,000	352,800
		9,084,085

Waste Management and Remediation Services - 0.17%
Republic Services, Inc.	5,000	204,600
Waste Management, Inc.	6,000	326,880
		531,480
Water Transportation - 0.27%
Carnival Corp. (b)	12,500	549,875
Royal Caribbean Cruises Ltd. (b)	4,000	305,680
		855,555
Wholesale Electronic Markets and Agents and Brokers - 0.09%
Genuine Parts Co.	3,000	288,240

TOTAL COMMON STOCKS (Cost $277,479,813)		298,724,465

REAL ESTATE INVESTMENT TRUSTS - 0.18%
Host Hotels & Resorts, Inc.	10,000	210,000
Weyerhaeuser Co.	10,000	351,100
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $583,240)		561,100

	Contracts
PURCHASED OPTIONS - 1.33%
Put Options - 1.33%
SPDR S&P 500 ETF
Expiration: April 2015, Exercise Price: $199.00 (a)	500	67,000
Expiration: April 2015, Exercise Price: $200.00 (a)	3,000	444,000
Expiration: April 2015, Exercise Price: $201.00 (a)	2,850	461,700
Expiration: April 2015, Exercise Price: $202.00 (a)	17,600	3,150,400
TOTAL PURCHASED OPTIONS (Cost $4,131,343)		4,123,100

Total Investments (Cost $282,194,396) - 97.45%		303,408,665
Other Assets in Excess of Liabilities - 2.55%		7,947,754
TOTAL NET ASSETS - 100.00%		$311,356,419

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamoloze Vennootschap is the Dutch term for a public limited liability company.

The accompanying notes are integral part to the Schedule of Investments.

Schooner Hedged Alternative Income Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Contracts	Value
PURCHASED OPTIONS - 0.24%
Put Options - 0.24%
SPDR S&P 500 ETF Trust
Expiration: March 2015, Exercise Price: $206.00 (a)	180	$9,000
Expiration: March 2015, Exercise Price: $207.00 (a)	60	3,540
Total Purchased Options (Cost $13,452)		12,540

Total Investments (Cost $13,452) - 0.24%		12,540
Other Assets in Excess of Liabilities - 99.76%		5,156,456
TOTAL NET ASSETS - 100.00%		$5,168,996

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The accompanying notes are integral part to the Schedule of Investments.

Schooner Hedged Alternative Income Fund
Schedule of Written Options
February 28, 2015 (Unaudited)

	Contracts	Value
Put Options
Abercrombie & Fitch Co.
Expiration: March, 2015, Exercise Price: $21.00	11	$627
ACADIA Pharmaceuticals, Inc.
Expiration: March, 2015, Exercise Price: $27.00	3	21
Acceleron Pharma, Inc.
Expiration: April, 2015, Exercise Price: $35.00	7	1,505
Achillion Pharmaceuticals, Inc.
Expiration: March, 2015, Exercise Price: $10.00	24	480
Acorda Therapeutics, Inc.
Expiration: March, 2015, Exercise Price: $32.00	12	1,170
Agios Pharmaceuticals, Inc.
Expiration: March, 2015, Exercise Price: $90.00	4	400
Air Methods Corp.
Expiration: March, 2015, Exercise Price: $40.00	6	30
Ambarella, Inc.
Expiration: March, 2015, Exercise Price: $45.00	5	160
Amedisys, Inc.
Expiration: March, 2015, Exercise Price: $27.00	10	290
American Airlines Group, Inc.
Expiration: March, 2015, Exercise Price: $46.00	20	2,720
Expiration: April, 2015, Exercise Price: $45.00	5	860
American Eagle Outfitters, Inc.
Expiration: March, 2015, Exercise Price: $13.50	19	427
ANN, Inc.
Expiration: March, 2015, Exercise Price: $32.00	8	280
Antero Resources Corp.
Expiration: March, 2015, Exercise Price: $35.00	4	140
AOL, Inc.
Expiration: March, 2015, Exercise Price: $37.00	2	65
Applied Materials, Inc.
Expiration: March, 2015, Exercise Price: $22.00	9	63
Expiration: March, 2015, Exercise Price: $23.00	32	672
ARIAD Pharmaceuticals, Inc.
Expiration: March, 2015, Exercise Price: $7.00	36	648
Arista Networks, Inc.
Expiration: March, 2015, Exercise Price: $50.00	1	10
Aruba Networks, Inc.
Expiration: March, 2015, Exercise Price: $14.00	4	20
Expiration: March, 2015, Exercise Price: $16.00	12	30
Autodesk, Inc.
Expiration: March, 2015, Exercise Price: $55.00	14	140
Avon Products, Inc.
Expiration: April, 2015, Exercise Price: $7.50	34	595
Barnes & Noble, Inc.
Expiration: March, 2015, Exercise Price: $22.00	23	460

Barracuda Networks, Inc.
Expiration: March, 2015, Exercise Price: $35.00	7	350
Best Buy Co., Inc.
Expiration: March, 2015, Exercise Price: $35.00	27	972
Big Lots, Inc.
Expiration: March, 2015, Exercise Price: $42.50	6	270
BioMarin Pharmaceutical, Inc.
Expiration: March, 2015, Exercise Price: $95.00	7	385
Burlington Stores, Inc.
Expiration: March, 2015, Exercise Price: $50.00	7	511
Carrizo Oil & Gas, Inc.
Expiration: March, 2015, Exercise Price: $45.00	8	800
Celgene Corp.
Expiration: March, 2015, Exercise Price: $105.00	2	58
Century Aluminum Co.
Expiration: April, 2015, Exercise Price: $17.00	22	1,474
Chart Industries, Inc.
Expiration: April, 2015, Exercise Price: $30.00	8	616
Cheniere Energy, Inc.
Expiration: March, 2015, Exercise Price: $72.00	10	625
Chesapeake Energy Corp.
Expiration: March, 2015, Exercise Price: $15.00	51	867
Ciena Corp.
Expiration: March, 2015, Exercise Price: $17.00	3	21
Expiration: March, 2015, Exercise Price: $18.00	10	110
Community Health Systems, Inc.
Expiration: March, 2015, Exercise Price: $43.50	3	75
Computer Sciences Corp.
Expiration: March, 2015, Exercise Price: $65.00	8	800
Concho Resources, Inc.
Expiration: March, 2015, Exercise Price: $105.00	2	560
Continental Resources, Inc.
Expiration: March, 2015, Exercise Price: $40.00	21	1,323
Delta Air Lines, Inc.
Expiration: March, 2015, Exercise Price: $43.00	17	1,632
Denbury Resources, Inc.
Expiration: March, 2015, Exercise Price: $7.00	10	80
Expiration: March, 2015, Exercise Price: $8.00	35	875
Diamond Offshore Drilling, Inc.
Expiration: March, 2015, Exercise Price: $26.75	14	588
DISH Network Corp.
Expiration: March, 2015, Exercise Price: $71.00	10	475
DSW, Inc.
Expiration: March, 2015, Exercise Price: $35.00	14	770
Dyax Corp.
Expiration: April, 2015, Exercise Price: $12.50	28	2,940
Express, Inc.
Expiration: April, 2015, Exercise Price: $12.50	20	800
First Solar, Inc.
Expiration: April, 2015, Exercise Price: $42.50	6	108
Fluidigm Corp.
Expiration: March, 2015, Exercise Price: $35.00	6	105

Freeport-McMoRan, Inc.
Expiration: March, 2015, Exercise Price: $18.00	11	110
Expiration: March, 2015, Exercise Price: $19.00	33	561
Freescale Semiconductor Ltd.
Expiration: March, 2015, Exercise Price: $33.00	10	500
GameStop Corp.
Expiration: March, 2015, Exercise Price: $34.00	8	792
Genworth Financial, Inc.
Expiration: March, 2015, Exercise Price: $7.00	70	735
Global Eagle Entertainment, Inc.
Expiration: March, 2015, Exercise Price: $12.50	15	375
GoPro, Inc.
Expiration: March, 2015, Exercise Price: $39.00	10	1,500
Groupon, Inc.
Expiration: March, 2015, Exercise Price: $7.50	20	280
GrubHub, Inc.
Expiration: March, 2015, Exercise Price: $35.00	2	42
Hawaiian Holdings, Inc.
Expiration: March, 2015, Exercise Price: $17.00	9	171
HCA Holdings, Inc.
Expiration: March, 2015, Exercise Price: $66.00	15	975
Herbalife Ltd.
Expiration: March, 2015, Exercise Price: $27.50	8	616
Horizon Pharma PLC
Expiration: March, 2015, Exercise Price: $16.00	15	150
Intrexon Corp.
Expiration: April, 2015, Exercise Price: $35.00	7	1,680
Isis Pharmaceuticals, Inc.
Expiration: March, 2015, Exercise Price: $50.00	2	25
JC Penney Co., Inc.
Expiration: March, 2015, Exercise Price: $7.00	34	136
Joy Global, Inc.
Expiration: March, 2015, Exercise Price: $41.00	9	324
Kate Spade & Co.
Expiration: March, 2015, Exercise Price: $31.00	8	368
Kite Pharma, Inc.
Expiration: March, 2015, Exercise Price: $50.00	1	48
Knowles Corp.
Expiration: March, 2015, Exercise Price: $17.50	15	525
Lannett Co., Inc.
Expiration: March, 2015, Exercise Price: $60.00	4	700
LendingClub Corp.
Expiration: March, 2015, Exercise Price: $18.00	14	322
Ligand Pharmaceuticals, Inc.
Expiration: April, 2015, Exercise Price: $50.00	5	825
Live Nation Entertainment, Inc.
Expiration: March, 2015, Exercise Price: $24.00	26	338
MannKind Corp.
Expiration: March, 2015, Exercise Price: $6.00	40	720
MBIA, Inc.
Expiration: April, 2015, Exercise Price: $8.00	32	800

Medivation, Inc.
Expiration: March, 2015, Exercise Price: $97.50	3	105
Merrimack Pharmaceuticals, Inc.
Expiration: April, 2015, Exercise Price: $9.00	27	1,012
Methode Electronics, Inc.
Expiration: March, 2015, Exercise Price: $35.00	7	490
Micron Technology, Inc.
Expiration: March, 2015, Exercise Price: $28.00	20	240
Navistar International Corp.
Expiration: March, 2015, Exercise Price: $25.00	2	60
Expiration: March, 2015, Exercise Price: $26.00	8	340
Nektar Therapeutics
Expiration: March, 2015, Exercise Price: $12.00	20	1,000
NeuStar, Inc.
Expiration: March, 2015, Exercise Price: $22.00	3	45
Expiration: March, 2015, Exercise Price: $23.00	13	260
Newfield Exploration Co.
Expiration: March, 2015, Exercise Price: $26.00	3	23
NewLink Genetics Corp.
Expiration: March, 2015, Exercise Price: $30.00	6	60
Newmont Mining Corp.
Expiration: March, 2015, Exercise Price: $22.00	9	31
NRG Energy, Inc.
Expiration: March, 2015, Exercise Price: $23.00	27	1,134
Ophthotech Corp.
Expiration: March, 2015, Exercise Price: $45.00	2	70
Expiration: March, 2015, Exercise Price: $50.00	5	650
Outerwall, Inc.
Expiration: March, 2015, Exercise Price: $60.00	8	400
Palo Alto Networks, Inc.
Expiration: March, 2015, Exercise Price: $125.00	6	402
Patterson-UTI Energy, Inc.
Expiration: March, 2015, Exercise Price: $16.00	22	440
Peabody Energy Corp.
Expiration: March, 2015, Exercise Price: $6.00	12	84
Expiration: April, 2015, Exercise Price: $6.50	28	518
Pegasystems, Inc.
Expiration: March, 2015, Exercise Price: $17.50	14	182
Pilgrim's Pride Corp.
Expiration: March, 2015, Exercise Price: $23.00	6	36
Expiration: March, 2015, Exercise Price: $25.00	13	390
Pioneer Natural Resources Co.
Expiration: March, 2015, Exercise Price: $143.00	6	1,110
QEP Resources, Inc.
Expiration: March, 2015, Exercise Price: $20.00	13	455
salesforce.com, Inc.
Expiration: March, 2015, Exercise Price: $57.00	15	112
Sanderson Farms, Inc.
Expiration: March, 2015, Exercise Price: $70.00	1	20
Expiration: March, 2015, Exercise Price: $75.00	4	120
Santander Consumer USA Holdings, Inc.
Expiration: March, 2015, Exercise Price: $20.00	25	563

Sears Holdings Corp.
Expiration: March, 2015, Exercise Price: $30.00	8	312
SolarCity Corp.
Expiration: March, 2015, Exercise Price: $48.00	5	435
Southwestern Energy Co.
Expiration: March, 2015, Exercise Price: $24.00	26	1,170
Splunk, Inc.
Expiration: March, 2015, Exercise Price: $55.00	2	50
Expiration: March, 2015, Exercise Price: $60.00	4	300
Springleaf Holdings, Inc.
Expiration: March, 2015, Exercise Price: $35.00	18	1,125
Sprint Corp.
Expiration: March, 2015, Exercise Price: $4.50	141	846
SunEdison, Inc.
Expiration: March, 2015, Exercise Price: $19.00	8	116
SunPower Corp.
Expiration: March, 2015, Exercise Price: $24.00	10	40
Superior Energy Services, Inc.
Expiration: March, 2015, Exercise Price: $20.00	32	720
Synaptics, Inc.
Expiration: March, 2015, Exercise Price: $75.00	5	238
Tableau Software, Inc.
Expiration: March, 2015, Exercise Price: $88.00	4	440
Tenet Healthcare Corp.
Expiration: March, 2015, Exercise Price: $40.00	2	30
Tesla Motors, Inc.
Expiration: March, 2015, Exercise Price: $185.00	2	328
Tesoro Corp.
Expiration: March, 2015, Exercise Price: $82.50	9	432
Time Warner Cable, Inc.
Expiration: March, 2015, Exercise Price: $125.00	1	16
Expiration: April, 2015, Exercise Price: $140.00	5	1,425
Trinity Industries, Inc.
Expiration: March, 2015, Exercise Price: $25.00	4	20
Twitter, Inc.
Expiration: March, 2015, Exercise Price: $45.00	10	650
Ulta Salon Cosmetcs & Fragrance, Inc.
Expiration: March, 2015, Exercise Price: $125.00	4	552
Ultra Petroleum Corp.
Expiration: April, 2015, Exercise Price: $13.00	19	1,330
United Continental Holdings, Inc.
Expiration: March, 2015, Exercise Price: $60.00	18	1,512
United States Steel Corp.
Expiration: April, 2015, Exercise Price: $22.00	12	984
United Therapeutics Corp.
Expiration: March, 2015, Exercise Price: $140.00	3	420
US Silica Holdings, Inc.
Expiration: March, 2015, Exercise Price: $24.00	2	30
VASCO Data Security International, Inc.
Expiration: April, 2015, Exercise Price: $22.50	11	908
Veeva Systems, Inc.
Expiration: March, 2015, Exercise Price: $28.00	8	496

VeriFone Systems, Inc.
Expiration: March, 2015, Exercise Price: $33.00	15	750
Vertex Pharmaceuticals, Inc.
Expiration: March, 2015, Exercise Price: $95.00	2	140
Expiration: March, 2015, Exercise Price: $100.00	7	910
Whiting Petroleum Corp.
Expiration: March, 2015, Exercise Price: $30.00	13	1,300
Williams-Sonoma, Inc.
Expiration: March, 2015, Exercise Price: $72.50	9	540
Workday, Inc.
Expiration: March, 2015, Exercise Price: $83.00	7	368
Zeltiq Aesthetics, Inc.
Expiration: March, 2015, Exercise Price: $30.00	8	880
Zillow Group, Inc.
Expiration: April, 2015, Exercise Price: $108.00	2	830
ZIOPHARM Oncology, Inc.
Expiration: March, 2015, Exercise Price: $9.00	28	1,400
Zumiez, Inc.
Expiration: March, 2015, Exercise Price: $35.00	11	330
		76,346
Total Options Written (Premiums received $100,082)		$76,346

The accompanying notes are integral part to the Schedule of Investments.

The cost basis of investments for federal income tax purposes at February 28, 2015
was as follows*:	Schooner Fund	Schooner Hedged Alternative Income Fund

Cost of investments	$282,194,396	$(86,630)
Gross unrealized appreciation - Investments	27,392,128	-
Gross unrealized appreciation - Written options	-	30,465
Gross unrealized depreciation - Investments	(6,177,859)	(912)
Gross unrealized depreciation - Written Options	-	(6,729)
Net unrealized appreciation	$21,214,269	$22,824

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed including common stock and convertible preferred stocks, on the NASDAQ Stock Market, Inc.
(“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Advisor to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the fund are accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing
Service may provide a price determined by a matrix pricing method or other analytical pricing models. The Fund’s
Pricing Services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the Pricing Services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value and generally will be classified as Level 2. Fixed income securities including corporate bonds and convertible bonds are normally valued on the basis of quotes obtained from brokers and dealers or a Pricing Service. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades forth option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s investments carried at fair value:

Schooner Fund

	Level 1	Level 2	Level 3	Total
Assets1
Common Stocks	$298,724,465	$-	$-	$298,724,465
Real Estate Investment Trusts	561,100	-	-	561,100
Purchased Options	4,123,100	-	-	4,123,100
Total Assets	$303,408,665	$-	$-	$303,408,665

Schooner Hedged Alternative Income Fund
	Level 1	Level 2	Level 3	Total
Assets:1
Purchased Options	$12,540	$-	$-	$12,540
Total Assets	$12,540	$-	$-	$12,540

Liabilities:
Written Options	$54,194	$22,152	$-	$76,346
Total Liabilities	$54,194	$22,152	$-	$76,346

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

1 See the Schedule of Investments for industry classifications.

The Fund did not invest in any Level 3 investments during the period ended February 28, 2015. During the period ended February 28, 2015, there were no transfers between levels for the Fund. It is the Fund's policy to record transfers between levels as of the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund invested in derivative instruments such as purchased options during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2015 was as follows:

Schooner Fund

Derivatives
not accounted
for as hedging	Asset		Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$4,123,100	Options written, at value	$-
Total		$4,123,100		$-

The effect of derivative instruments on income for the period June 1, 2014 through February 28, 2015 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$(41,962,834)	$6,651,319	$(35,311,515)
Total		$(41,962,834)	$6,651,319	$(35,311,515)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$620,035	$-	$620,035
Total		$620,035	$-	$620,035

Transactions in options written during the period ended February 28, 2015 for the Fund were as follows:

	Contracts	Total Premiums
Outstanding, beginning of year	-	-
Options written	134,350	10,277,512
Options terminated	(134,350)	(10,277,512)
Outstanding, end of period	-	-

Transactions in purchased options during the period ended February 28, 2015 for the Fund were as follows:

Contracts
Outstanding, beginning of year	30,500
Options purchased	2,337,512
Options sold	(2,320,931)
Options expired	(23,131)
Outstanding, end of period	23,950

Schooner Hedged Alternative Income Fund

Derivatives
not accounted
for as hedging	Asset		Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$12,540	Options written, at value	$76,346
Total		$12,540		$76,346

The effect of derivative instruments on income for the period June 1, 2014 through February 28, 2015 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$75,204	$5,923	$81,127
Total		$75,204	$5,923	$81,127

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$(912)	$23,736	$22,824
Total		$(912)	$23,736	$22,824

Transactions in options written during the period ended February 28, 2015 for the Fund were as follows:

	Contracts	Total Premiums
Outstanding, beginning of year	-	-
Options written	3,253	195,005
Options terminated	(1,062)	(78,049)
Options expired	(298)	(16,874)
Outstanding, end of period	1,893	100,082

Transactions in purchased options during the period ended February 28, 2015 for the Fund were as follows:

Contracts
Outstanding, beginning of year	-
Options purchased	28,191
Options sold	(27,916)
Options expired	(35)
Outstanding, end of period	240

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
                                                  John Buckel,  President

Date           April 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
                                                    John Buckel,  President

Date           April 17, 2015

By (Signature and Title)*  /s/ Jennifer Lima
                                                    Jennifer Lima, Treasurer

Date           April 17, 2015

* Print the name and title of each signing officer under his or her signature.